Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments
Summary of derivative financial instruments

	June 30, 2013			December 31, 2012
		Fair Value			Fair Value
Instrument	Notional amount	Derivative assets	Derivative liabilities	Notional amount	Derivative assets	Derivative liabilities
	(in thousands)
Derivatives not designated as hedging instruments
Free-standing derivatives:
Interest rate lock commitments	1,767,314	$9,155	$25,365	1,576,174	$23,951	$11
Forward purchase contracts	2,071,590	5,550	23,306	1,021,981	1,645	389
Forward sales contracts	4,226,940	93,579	9,227	2,621,948	1,818	1,894
MBS call options	625,000	1,935	—	—	—	—
MBS put options	260,000	4,194	—	500,000	967	—

Total derivatives before netting		114,413	57,898		28,381	2,294
Netting		(77,236)	(30,453)		(1,091)	(1,785)

Total		$37,177	$27,445		$27,290	$509

	December 31,
	2012			2011
		Fair Value
Instrument	Notional amount	Derivative assets	Derivative liabilities	Notional amount	Fair value
	(in thousands)
Derivatives not designated as hedging instruments
Free-standing derivatives (economic hedges):
Interest rate lock commitments	1,576,174	$23,951	$11	325,091	$7,905
Forward purchase contracts	1,021,981	1,487	231	130,900	2
Forward sales contracts	2,621,948	503	579	510,569	(2,531)
MBS call options	500,000	967	—	32,000	84

Total derivatives before netting		26,908	821		5,460

Netting		382	(312)		—

Total		$27,290	$509		$5,460

Summary of the activity for derivative contracts used to hedge the IRLCs and inventory of mortgage loans at notional value

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Quarter ended June 30, 2013
Forward purchase contracts	582,150	14,207,171	(12,717,731)	2,071,590
Forward sales contracts	1,278,281	19,752,025	(16,803,366)	4,226,940
MBS call options	30,000	1,050,000	(455,000)	625,000
MBS put options	50,000	1,195,000	(985,000)	260,000

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Quarter ended June 30, 2012
Forward purchase contracts	582,150	3,042,549	(3,079,524)	545,175
Forward sales contracts	1,278,281	5,215,628	(4,971,235)	1,522,674
MBS call options	30,000	125,000	(150,000)	5,000
MBS put options	50,000	305,000	(145,000)	210,000

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Six months ended June 30, 2013
Forward purchase contracts	130,900	15,654,716	(13,714,026)	2,071,590
Forward sales contracts	510,569	22,635,736	(18,919,365)	4,226,940
MBS call options	3,000	1,088,000	(466,000)	625,000
MBS put options	29,000	1,263,000	(1,032,000)	260,000

	Balance beginning of period	Additions	Dispositions/ expirations	Balance end of period
	(in thousands)
Six months ended June 30, 2012
Forward purchase contracts	130,900	4,490,094	(4,075,819)	545,175
Forward sales contracts	510,569	8,099,339	(7,087,234)	1,522,674
MBS call options	3,000	163,000	(161,000)	5,000
MBS put options	29,000	373,000	(192,000)	210,000

	Balance beginning of year	Additions	Dispositions/ expirations	Balance end of year
	(in thousands)
Year ended December 31, 2012
Forward purchase contracts	130,900	19,425,777	(18,534,696)	1,021,981
Forward sales contracts	510,569	29,394,503	(27,283,124)	2,621,948
MBS call options	32,000	2,183,000	(1,715,000)	500,000
Year ended December 31, 2011
Forward purchase contracts	2,908	978,395	(850,403)	130,900
Forward sales contracts	27,700	1,975,563	(1,492,694)	510,569
MBS call options	2,000	105,500	(75,500)	32,000
Year ended December 31, 2010
Forward purchase contracts	—	98,149	(95,241)	2,908
Forward sales contracts	—	195,719	(168,019)	27,700
MBS call options	—	27,000	(25,000)	2,000